Annual Total Returns - Fidelity Flex® 500 Index Fund [BarChart] - 02.28 Fidelity Flex 500 Index Fund PRO-08 - Fidelity Flex® 500 Index Fund	Apr. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Mar. 09, 2017
Fidelity Flex 500 Index Fund-Default
Bar Chart Table:
Annual Return 2018	(4.43%)
Annual Return 2019	31.46%
Annual Return 2020	18.44%
Annual Return 2021	28.69%